LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Notes and other explanatory information [abstract]
Loss for the period attributable to owners of the Company	$ (178)	¥ (1,274)	¥ (122)
Weighted average number of ordinary shares for basic earning per share	1,256,388	1,256,388	1,256,388
Loss per share:
Loss per share - Basic | (per share)	$ (0.14)	¥ (1.01)	¥ (0.10)
Loss per share - Diluted | (per share)	$ (0.14)	¥ (1.01)	¥ (0.10)